Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not consider material nonpublic information or its release dates when determining the timing and terms of stock option grants, vesting events, or sale events. Instead, the timing of grants is in accordance with our yearly compensation cycle, which includes new hire awards made on a scheduled monthly basis. We do not time the disclosure of material nonpublic information to affect the value of executive compensation. The exercise price of a newly granted option is the closing price of our common stock on the Nasdaq on the date of grant. If the grant date falls on a non-trading day, the exercise price is the closing price of our common stock on the Nasdaq on the last trading day preceding the date of grant.
Award Timing Method	Executive officers, and most employees, have typically received an initial equity grant upon joining Pegasystems. Grants to newly hired employees are determined based upon a target financial value associated with their job type, rather than a predetermined number of options or RSUs based on an individual’s level of job responsibilities, which we believe improves our ability to more effectively communicate the value of equity grants to our employees. For all employee positions which are at the director level or above, 50% of the target value is typically granted in stock options and 50% is granted in RSUs. For those employees who hold positions below the director level, equity grants are typically awarded 100% in RSUs.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not consider material nonpublic information or its release dates when determining the timing and terms of stock option grants, vesting events, or sale events. Instead, the timing of grants is in accordance with our yearly compensation cycle, which includes new hire awards made on a scheduled monthly basis. We do not time the disclosure of material nonpublic information to affect the value of executive compensation. The exercise price of a newly granted option is the closing price of our common stock on the Nasdaq on the date of grant. If the grant date falls on a non-trading day, the exercise price is the closing price of our common stock on the Nasdaq on the last trading day preceding the date of grant.
MNPI Disclosure Timed for Compensation Value	true